Basic and Diluted Net Income/(Loss) Per Share	12 Months Ended
Dec. 31, 2023
Basic and Diluted Net Income/(Loss) Per Share
Basic and Diluted Net Income/(Loss) Per Share

18. Basic and Diluted Net Income/(Loss) Per Share

Basic and diluted net income/(loss) per share for the years ended December 31, 2021, 2022 and 2023 have been calculated in accordance with ASC 260 as follows:

	For the years ended
	December 31,
	2021	2022	2023
Net income/(loss) per ordinary share – basic:
Numerator (RMB’000):
Net (loss)/income attributable to 36Kr Holdings Inc.	(90,609)	22,637	(89,247)
Net (income)/loss attributable to non-controlling interests	1,038	(694)	(733)
Net (loss)/income attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	(89,571)	21,943	(89,980)
Denominator:
Weighted average number of ordinary shares outstanding	1,025,068,349	1,034,547,219	1,043,057,081
Denominator used in computing net income/(loss) per share - basic	1,025,068,349	1,034,547,219	1,043,057,081
Net (loss)/income per ordinary share: - basic (RMB)	(0.087)	0.021	(0.086)

Net (loss)/income per ordinary share - diluted:
Numerator (RMB’000):
Net (loss)/income attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	(89,571)	21,943	(89,980)
Net (loss)/income attributable to ordinary shareholders - diluted	(89,571)	21,943	(89,980)
Denominator:
Denominator used in computing net income/(loss) per share - basic	1,025,068,349	1,034,547,219	1,043,057,081
Denominator used in computing net income/(loss) per share - diluted	1,025,068,349	1,034,547,219	1,043,057,081
Net loss per ordinary share – diluted (RMB)	(0.087)	0.021	(0.086)

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the year. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the year.

For the years ended December 31, 2021, 2022 and 2023, there are no anti-dilutive effects that should be excluded from the computation of diluted loss per share.